Taxes recoverable - Narrative (Details)	12 Months Ended
Jun. 30, 2024 BRL (R$)
Tax Assets [Abstract]
Income tax credit	R$ 71,130
Fiscal incentive reserve	458,560
Fiscal benefit, not yet allocated	R$ 916,757